Income Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes
14. INCOME TAXES
The Company is incorporated in the Cayman Islands and conducts its primary business operations through subsidiaries and VIEs in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income nor capital gains. Additionally, upon payments of dividends by the Company to its shareholders, neither Cayman Islands nor BVI will impose withholding taxes. Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong corporate income tax rate at 16.5% exempting foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.
Under the PRC Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to preferential tax treatments.
The effective tax rates were 49% and 56% for the
six-month
periods ended June 30, 2019 and 2020, respectively. The effective tax rates for the six-month
period ended June 30, 2020 were higher than the PRC statutory EIT rate of 25% mainly due to certain loss position entities not being able to recognize tax benefit from their losses.
As of June 30, 2020, the Company had accrued a cumulative total of RMB1.8 billion (US$268 million) of withholding tax for the potential remittance of earnings from the PRC subsidiaries to their offshore parent companies in the form of dividend distribution, because the Company believes that the underlying dividends will be distributed in the future considering future merger and acquisition activities. The Company did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries for the six-month
period ended June 30, 2020 on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings. As of June 30, 2020, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was

RMB
147.3
 billion (US$
20.8
billion). Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. Under the PRC tax regulations, dividends from PRC companies to their overseas parents in respect of earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at
10
%. Such rate could be reduced to
5
% should treaty benefits be applicable. In the case of the Company’s VIEs in the PRC, their undistributed earnings were insignificant as of each of the balance sheet dates.